Related-Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Related-Party Transactions
12. R
ELATED
-P
ARTY
T
RANSACTIONS
Vivid Cheers Inc.
In December 2020, Vivid Cheers Inc. (“Vivid Cheers”) was incorporated as a non-profit
organization within the meaning of Section 501(c)(3) of the Internal Revenue Code. Vivid Cheers’ mission is to support causes and organizations dedicated to healthcare, education, and support of workers in the live events industry during times of need. We have the right to elect the Board of Directors of Vivid Cheers, which currently comprises our executives. We do not have a controlling financial interest in Vivid Cheers, and accordingly, do not consolidate Vivid Cheers’ statement of activities with its financial results. We made no charitable contributions to Vivid Cheers during the three months ended March 31, 2023. We made charitable contributions to Vivid Cheers of $0.6 million during the three months ended March 31, 2022. We had no accrued charitable contributions payable as of March 31, 2023 and December 31, 2022.

Viral Nation Inc.
Viral Nation Inc. (“Viral Nation”) is a marketing agency that creates viral and social media influencer campaigns and provides advertising, marketing, and technology services. Todd Boehly, a member of our Board, is the co-founder,
Chairman and CEO of Eldridge Industries, which owns in excess of
25
% of Viral Nation. We incurred no expense and $0.1 million for the three months ended March 31, 2023 and 2022, respectively, which is presented in Marketing and selling expenses in the Consolidated Statements of Operations.
Rolling Stone
Rolling Stone is a high-profile magazine and media platform that focuses on music, film, TV, and news coverages. Todd Boehly, a member of our Board, is the co-founder,
Chairman and CEO of Eldridge Industries, which owns in excess of
20
% of Rolling Stone. We incurred an expense of $0.3 million and $0.1 million as part of our multifaceted partnership with Rolling Stone for the three months ended March 31, 2023 and 2022, respectively, which is presented in Marketing and selling expenses in the Consolidated Statements of Operations.
Khoros, LLC
Khoros, LLC (“Khoros”) is a social media engagement and management platform. Martin Taylor, a member of our Board, is a principal at Vista Equity Partners, which is one of our investors and a majority owner of Khoros. We incurred an expense of less than $0.1 million for the three months ended March 31, 2023, which is presented in General and administrative expenses in the Consolidated Statements of Operations. There was no expense for the three months ended March 31, 2022.

18. R
ELATED
-P
ARTY
T
RANSACTIONS
Vivid Cheers Inc.
In December 2020, Vivid Cheers Inc. (“Vivid Cheers”) was incorporated as a non-profit
organization within the meaning of Section 501(c)(3) of the Internal Revenue Code. Vivid Cheers’ mission is to support causes and organizations dedicated to healthcare, education, and support of workers in the live events industry during times of need. We have the right to elect the Board of Directors of Vivid Cheers, which currently comprises our executives. We do not have a controlling financial interest in Vivid Cheers, and accordingly, do not consolidate Vivid Cheers’

statement of activities with its financial results. We made charitable contributions of $0.6 million and $2.4 million for the years ended December 31, 2022 and 2021, respectively to Vivid Cheers. We had no accrued charitable contributions payable as of December 31, 2022 and had $1.3 million of accrued charitable contributions payable as of December 31, 2021, which is included in Accrued expenses and other current liabilities in the Consolidated Balance Sheet.
Viral Nation Inc.
Viral Nation Inc. (“Viral Nation”) is a marketing agency that creates viral and social media influencer campaigns and provides advertising, marketing, and technology services. Todd Boehly, a member of our Board, is the co-founder,
Chairman and CEO of Eldridge Industries, which owns in excess of 25% of Viral Nation. We incurred an expense of $0.8 million and $0.2 million for the years ended December 31, 2022 and 2021, respectively, which is presented in Marketing and selling expenses in the Consolidated Statements of Operations.
Rolling Stone
Rolling Stone is a high-profile magazine and media platform that focuses on music, film, TV, and news coverages. Todd Boehly, a member of our Board, is the co-founder,
Chairman and CEO of Eldridge Industries, which owns in excess of
20
% of Rolling Stone. We incurred an expense of $0.9 million and $0.1 million as part of our multifaceted partnership with Rolling Stone for the years ended December 31, 2022 and 2021, respectively, which is presented in Marketing and selling expenses in the Consolidated Statements of Operations.
Khoros, LLC
Khoros, LLC (“Khoros”) is a social media engagement and management platform. Martin Taylor, a member of our Board, is a principal at Vista Equity Partners, which is one of our investors and a majority owner of Khoros. We incurred an expense of $0.1 million and zero for the years ended December 31, 2022 and 2021, respectively, which is presented in General and administrative expenses in the Consolidated Statements of Operations.